Note 13 - Share Option and Warrant Reserves (Details Textual)		12 Months Ended
	Sep. 07, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Share-based payment award, percentage of outstanding stock maximum		10.00%
Share-based payment award, award vesting rights, initial percentage		25.00%
Share-based payment award, award vesting rights, percentage		12.50%
Share-based payment award, award vesting period		1 year 180 days
Number of share options granted in share-based payment arrangement		530,000	2,452,786
Homestake Resource Corporation [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	97,786		97,786
Weighted average share price, share options granted	$ 1.10
Awards granted to directors, officers, employees, and others providing services [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		530,000	2,355,000
Weighted average share price, share options granted		$ 2.01	$ 1.52